                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 135 East 57th Street
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Raymond Debbane
Title:   President
Phone:   (212) 317-7520

Signature, Place, and Date of Signing:

     /s/ Raymond Debbane             New York, New York             11/11/05
------------------------------   ----------------------------   ----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total:    $ 281,829
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.         Form 13F File Number         Name
     ---         --------------------         ----

     ____        28-______                    NONE

                           FORM 13F INFORMATION TABLE
                        PERIOD ENDING SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------
         COLUMN 1               COLUMN 2          COLUMN 3          COLUMN 4            COLUMN 5
--------------------------------------------------------------------------------------------------------
                                TITLE OR                             VALUE       SHRS OR      SH/   PUT/
       NAME OF ISSUER            CLASS              CUSIP          (x $1,000)    PRN AMT      PRN   CALL
--------------------------------------------------------------------------------------------------------
ALLEGHANY CORP DEL             COM                017175100        $   1,224         4,000    SH
ALTRIA GROUP INC               COM                02209S103        $     956           500          CALL
ANTIGENICS INC                 COM                037032109        $     542       100,000    SH
APOLLO GROUP INC               CL A               037604105        $   1,328        20,000    SH
AVI BIOPHARMA INC              COM                002346104        $   1,848       700,000    SH
BEARINGPOINT INC               COM                074002106        $   2,657       350,000    SH
BIOGEN IDEC INC                COM                09062X103        $     987        25,000    SH
BIOVERIS CORP                  COM                090676107        $     291        50,000    SH
CARDINAL HEALTH INC            COM                14149Y108        $   3,172        50,000    SH
CAREER EDUCATION CORP          COM                141665109        $   1,778        50,000    SH
COGENT INC                     COM                19239Y108        $     594        25,000    SH
COMCAST CORP NEW               CL A               20030N101        $   2,204        75,000    SH
CORINTHIAN COLLEGES INC        COM                218868107        $  10,284       775,000    SH
CURIS INC                      COM                231269101        $      46        10,000    SH
DRYSHIPS INC                   SHS                Y2109Q101        $     431        25,000    SH
ELAN PLC                       ADR                284131208        $  88,157     9,950,000    SH
ENDOLOGICS INC                 COM                29266S106        $     635       125,000    SH
GAP INC DEL                    COM                364760108        $     436        25,000    SH
HEALTH MGMT ASSOC INC          CL A               421933102        $  51,634     2,200,000    SH
HELEN OF TROY CORP LTD         COM                G4388N106        $     516        25,000    SH
ITT EDUCATIONAL SERVICES INC   COM                45068B109        $     987        20,000    SH
JARDEN CORP                    COM                471109108        $     821        20,000    SH
JPMORGAN & CHASE & CO          COM                46625H100        $     848        25,000    SH
KEMET CORP                     COM                488360108        $     838       100,000    SH
KOMAG INC                      COM NEW            500453204        $   1,598        50,000    SH
LAS VEGAS SANDS CORP           COM                517834107        $     658        20,000    SH
LEAPFROG ENTERPRISES INC       CL A               52186N106        $  14,770     1,000,000    SH
LEAR CORP                      COM                521865105        $   1,699        50,000    SH
LEXICON GENETICS INC           COM                528872104        $   5,955     1,500,000    SH
LG PHILIP LCD CO LTD           SPONS ADR REP      50186V102        $     617        30,000    SH
LIBERTY MEDIA CORP             COM SER A          530718105        $   1,208       150,000    SH
MERIX CORP                     COM                590049102        $     280        50,000    SH
MICROSOFT CORP                 COM                594918104        $   1,287        50,000    SH
MORGAN STANLEY                 COM NEW            617446448        $   1,349        25,000    SH
NEWS CORP                      CL A               65248E104        $   1,559       100,000    SH
NITROMED INC                   COM                654798503        $  35,550     1,975,000    SH
NOKIA CORP                     SPONSORED ADR      654902204        $   1,015        60,000    SH
NTL INC DEL                    COM                62940M104        $   5,010        75,000    SH
OFFICE DEPOT INC               COM                676220106        $   9,653       325,000    SH
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR      68370R109        $   1,111        25,000    SH
PALATIN TECHNOLOGIES INC       COM NEW            696077304        $   1,380       600,000    SH
PFIZER INC                     COM                717081103        $   2,497         1,000          CALL

--------------------------------------------------------------------------------------------------------
         COLUMN 1               COLUMN 2           COLUMN 3         COLUMN 4            COLUMN 5
--------------------------------------------------------------------------------------------------------
                                TITLE OR                             VALUE       SHRS OR      SH/   PUT/
       NAME OF ISSUER            CLASS              CUSIP          (x $1,000)    PRN AMT      PRN   CALL
--------------------------------------------------------------------------------------------------------
PRIMUS GUARANTY LTD            SHS                G72457107        $     272        25,000    SH
PRIMUS TELECOMMUNICATIONS GR   COM                741929103        $     714       700,000    SH
PXRE GROUP LTD                 COM                G73018106        $     673        50,000    SH
RADVISION LTD                  ORD                M81869105        $     273        20,000    SH
ROYCE FOCUS TR                 COM                78080N108        $     361        36,769    SH
SAPPI LTD                      SPON ADR NEW       803069202        $   1,179       100,000    SH
SEAGATE TECHNOLOGY             SHS                G7945J104        $     396        25,000    SH
SEARS HLDGS CORP               COM                812350106        $   1,244        10,000    SH
SYMANTEC CORP                  COM                871503108        $   1,133        50,000    SH
TELEWEST GLOBAL INC            COM                87956T107        $     918        40,000    SH
TYCO INTL LTD NEW              COM                902124106        $   2,785         1,000          CALL
U S GLOBAL INVS INC            CL A               902952100        $     655       100,000    SH
WAL MART STORES INC            COM                931142103        $   1,096        25,000    SH
WAL MART STORES INC            COM                931142103        $   4,382         1,000          CALL
WEBMD CORP                     COM                94769M105        $   1,108       100,000    SH
YAHOO INC                      COM                984332106        $     846        25,000    SH
YAHOO INC                      COM                984332106        $   3,384         1,000          CALL